Cash and Cash Equivalents and Short-Term Financial Assets - Additional Information (Details)	6 Months Ended
Jun. 30, 2024
Bottom of Range
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Fixed term bank deposits maturity term	3 months
Top of Range
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Fixed term bank deposits maturity term	6 months